Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share

Note 9 – Earnings Per Share

The details of the computation of basic and diluted earnings per common share are as follows:

	Three Months Ended March 31,
(dollars in thousands, except for per share data)	2016	2015
Net income	$37,333	$30,046

Basic weighted average number of shares outstanding	196,217,311	195,745,670
Dilutive effect of stock options	1,943,154	2,028,180

Diluted weighted average number of shares outstanding	198,160,465	197,773,850

Basic net income per common share	$0.19	$0.15
Diluted net income per common share	$0.19	$0.15
Anti-dilutive shares excluded from diluted earnings per share computation	102,990	—

Note 12 – Earnings Per Share

The details of the computation of basic and diluted earnings per common share are as follows:

(dollars in thousands, except for share data)	Twelve months ended December 31,
	2015	2014	2013
Net income	$89,388	$101,931	$78,236
Basic weighted average number of shares outstanding	195,933,800	195,735,309	195,619,943
Dilutive effect of stock options	2,113,653	2,117,623	939,141

Diluted weighted average number of shares outstanding	198,047,453	197,852,932	196,559,084

Basic net income per common share	$0.46	$0.52	$0.40
Diluted net income per common share	$0.45	$0.52	$0.40
Anti-dilutive shares excluded from diluted earnings per share computation	49,795	—	96,096